SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Current Federal Tax Expense (Benefit)						$ (2,098,199)
Current State and Local Tax Expense (Benefit)						100,568
Current Foreign Tax Expense (Benefit)
Current Income Tax Expense (Benefit)						(1,997,631)
Deferred Federal Income Tax Expense (Benefit)						(1,038,359)
Deferred State and Local Income Tax Expense (Benefit)
Deferred Foreign Income Tax Expense (Benefit)
Deferred Income Tax Expense (Benefit)						(1,038,359)
Income Tax Expense (Benefit)	$ 3,554	$ 104,129	$ 3,554	$ (789,803)		$ (3,035,990)